Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-41353
Entity Registrant Name	Genius Group Ltd
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	8 Amoy Street #01-01
Entity Address, Postal Zip Code	049950
Entity Address, Country	SG
Title of 12(b) Security	Ordinary shares, no par value per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Document Accounting Standard	International Financial Reporting Standards
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	16,155,810
Entity Central Index Key	0001847806
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Marcum LLP
Auditor Location	Melville, NY
Auditor Firm ID	688
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address State Or Province	DE
Entity Address, Address Line One	850 Library Avenue, Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
Contact Personnel Name	Roger James Hamilton
Contact Personnel Email Address	info@geniusgroup.net
City Area Code	302
Local Phone Number	738-6680